Insurance technical provisions and pension plans	12 Months Ended
Dec. 31, 2018
Insurance technical provisions and pension plans [Abstract]
Insurance technical provisions and pension plans

40.   Insurance technical provisions and pension plans

a)     Technical provisions by account

	R$ thousand
	Insurance (1)		Life and Pension (2)(3)		Total
	On December 31		On December 31		On December 31
	2018	2017	2018	2017	2018	2017
Current and long-term liabilities
Mathematical reserve for unvested benefits	1,218,860	1,051,507	217,884,791	207,818,859	219,103,651	208,870,366
Mathematical reserve for vested benefits	343,852	265,727	8,489,312	9,367,712	8,833,164	9,633,439
Reserve for claims incurred but not reported (IBNR)	3,401,781	3,159,967	931,154	1,030,107	4,332,935	4,190,074
Unearned premium reserve	4,283,281	4,068,716	647,709	567,369	4,930,990	4,636,085
Reserve for unsettled claims	4,472,929	4,291,432	1,345,596	1,588,489	5,818,525	5,879,921
Reserve for financial surplus	-	-	549,135	514,199	549,135	514,199
Other technical provisions	2,186,799	1,996,206	5,823,088	3,369,300	8,009,887	5,365,506
Total reserves	15,907,502	14,833,555	235,670,785	224,256,035	251,578,287	239,089,590

(1) “Other technical provisions” - Insurance includes the Provision for Insufficient Premiums (PIP) of R$ 2,133,130 thousand and the Reserve for Related Expenses of R$ 37,577 thousand;

(2) The "Other technical provisions" line of Life and Pension Plan includes "Provision for redemptions and other amounts to be settled" in the amount of R$2,248,238 thousand, "Provision for related expenses" in the amount of R$520,613 thousand, “Complementary Reserve for Coverage (PCC)” in the amount of R$1,010,035 thousand and" Other technical provisions", which includes the transfer of R$2,007,136 thousand of the mathematical provisions of benefits to be granted and benefits granted, subject to authorization by SUSEP; and

(3) Includes the unearned Premium Reserve of risks covered not yet issued (PPNG-RVNE) in the amount of R$ 158,535 thousand.

b)    Technical provisions by product

	R$ thousand
	Insurance		Life and pension plans (1)		Total
	On December 31		On December 31		On December 31
	2018	2017	2018	2017	2018	2017
Health	10,391,680	9,754,024	-	-	10,391,680	9,754,024
Auto / Liability Insurance	3,209,143	3,156,847	-	-	3,209,143	3,156,847
DPVAT (Personal Injury Caused by Automotive Vehicles)	601,114	506,161	2,756	3,100	603,870	509,261
Life	310,829	-	10,964,900	10,018,884	11,275,729	10,018,884
RE (Elementary branch)	1,394,736	1,416,523	-	-	1,394,736	1,416,523
Free Benefits Generating Plan - PGBL	-	-	36,188,888	35,087,618	36,188,888	35,087,618
Free Benefits Generating Life - VGBL	-	-	166,104,340	158,746,205	166,104,340	158,746,205
Traditional plans	-	-	22,409,901	20,400,228	22,409,901	20,400,228
Total technical provisions	15,907,502	14,833,555	235,670,785	224,256,035	251,578,287	239,089,590

 (1) Includes personal and pension insurance operations.

c)     Technical provisions by aggregated products

	R$ thousand
	On December 31
	2018	2017
Insurance - Vehicle, Elementary Lines, Life and Health	26,875,158	24,855,539
Insurance and Pensions - Life with Survival Coverage (VGBL)	166,104,340	158,746,205
Pensions - PGBL and Traditional Plans	49,527,947	47,623,322
Pensions - Risk Traditional Plans	9,070,842	7,864,524
Total	251,578,287	239,089,590

d)  Changes in the insurance and pension technical provisions

(i)      Insurance - Vehicle, General, Life, Health and Pension

	R$ thousand
	Years ended December 31
	2018	2017
At the beginning of the year	32,720,063	31,611,733
(-) DPVAT insurance	(508,098)	(473,579)
Subtotal at beginning of the year	32,211,965	31,138,154
Additions, net of reversals	30,230,289	28,542,623
Payment of claims, benefits and redemptions	(28,735,539)	(27,156,197)
Adjustment for inflation and interest	1,636,443	648,898
Partial spin-off of large risk portfolio	-	(961,513)
Subtotal at end of the period	35,343,158	32,211,965
(+) DPVAT insurance	602,842	508,098
At the end of the year	35,946,000	32,720,063

(ii)     Insurance - Life with Survival Coverage (VGBL)

	R$ thousand
	Years ended December 31
	2018	2017
At the beginning of the year	158,746,205	138,670,739
Receipt of premiums net of fees	23,715,609	28,577,437
Payment of benefits	(30,563)	(28,758)
Payment of redemptions	(21,008,985)	(18,985,242)
Adjustment for inflation and interest	8,017,088	13,468,401
Others	(3,335,014)	(2,956,372)
At the end of the year	166,104,340	158,746,205

(iii)    Pensions - PGBL and Traditional Plans

	R$ thousand
	Years ended December 31
	2018	2017
At the beginning of the year	47,623,322	45,557,528
Receipt of premiums net of fees	2,683,007	3,446,148
Payment of benefits	(858,454)	(759,949)
Payment of redemptions	(2,615,186)	(2,962,505)
Adjustment for inflation and interest	3,232,938	3,656,452
Others	(537,680)	(1,314,352)
At the end of the year	49,527,947	47,623,322

e)     Guarantees for the technical provisions

	R$ thousand
	Insurance		Life and pension plans		Total
	On December 31		On December 31		On December 31
	2018	2017	2018	2017	2018	2017
Total technical provisions	15,907,502	14,833,555	235,670,785	224,256,035	251,578,287	239,089,590
(-) Commercialization surcharge - extended warranty	(54,183)	(138,780)	-	-	(54,183)	(138,780)
(-) Portion corresponding to contracted reinsurance	(125,032)	(153,137)	(9,859)	(14,123)	(134,891)	(167,260)
(-) Receivables	(1,043,400)	(925,999)	-	-	(1,043,400)	(925,999)
(-) Unearned premium reserve - Health and dental insurance (1)	(1,381,574)	(1,268,243)	-	-	(1,381,574)	(1,268,243)
(-) Reserves from DPVAT agreements	(597,398)	(502,491)	-	-	(597,398)	(502,491)
To be insured	12,705,915	11,844,905	235,660,926	224,241,912	248,366,841	236,086,817

Investment fund quotas (VGBL and PGBL) (2)	-	-	198,748,039	190,639,798	198,748,039	190,639,798
Investment fund quotas (excluding VGBL and PGBL)	5,155,446	5,076,006	23,230,004	21,639,087	28,385,450	26,715,093
Government securities	10,164,283	9,011,657	19,534,894	18,608,194	29,699,177	27,619,851
Private securities	15,378	18,203	151,681	164,338	167,059	182,541
Shares	2,935	3,227	1,238,716	1,716,401	1,241,651	1,719,628
Total technical provision guarantees	15,338,042	14,109,093	242,903,334	232,767,818	258,241,376	246,876,911

 (1) Deduction provided for in Article 4 of ANS Normative Resolution No. 392/15; and

(2) The investment funds "VGBL" and "PGBL" were consolidated in the financial statements.

f)   Changes in deferred acquisition cost (insurance assets)

	R$ thousand
	Years ended December 31
	2018	2017
At the beginning of the year	1,070,108	1,750,244
Additions	1,324,815	1,586,888
Reversals	(1,469,039)	(2,250,844)
Sale of large risk portfolio	-	(16,180)
At the end of the year	925,884	1,070,108

g)  Changes in reinsurance assets

	R$ thousand
	Years ended December 31
	2018	2017
At the beginning of the year	219,214	1,186,194
Additions	245,957	186,867
Reversals	(239,049)	(139,641)
Recovered insurance losses	(37,369)	(259,433)
Reversal/Monetary update	(4,892)	(411)
Other (1)	(7,537)	(754,362)
At the end of the year	176,324	219,214

(1)    In 2017, includes sale of the large risk portfolio.

h)  Claim information

The purpose of the table below is to show the inherent insurance risk, comparing the insurance claims paid with their provisions. Starting from the year in which the claim was reported, the upper part of the table shows the changes in the provision over the years. The provision varies as more precise information concerning the frequency and severity of the claims is obtained. The lower part of the table shows the reconciliation of the amounts with the amounts presented in the financial statements.

Insurance, Vehicle/RCF and Elementary Lines - Claims, gross reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	Total
Amount estimated for the claims:
· In the year after notification	1,288,259	2,219,991	2,592,573	2,859,480	3,348,274	3,224,788	3,937,126	4,428,926	4,109,825	3,749,457	3,448,593	-
· One year after notification	1,247,008	2,193,645	2,562,789	2,824,610	3,240,688	3,041,662	3,663,951	4,277,245	3,912,436	3,740,543	-	-
· Two years after notification	1,230,236	2,179,949	2,561,264	2,809,879	3,233,150	3,009,371	3,671,822	4,232,474	3,923,389	-	-	-
· Three years after notification	1,238,534	2,179,419	2,577,663	2,812,812	3,256,062	3,044,232	3,655,382	4,260,118	-	-	-	-
· Four years after notification	1,247,341	2,210,909	2,595,369	2,811,587	3,292,376	3,034,096	3,669,868	-	-	-	-	-
· Five years after notification	1,248,036	2,209,826	2,607,212	2,840,368	3,113,580	3,049,171	-	-	-	-	-	-
· Six years after notification	1,274,168	2,222,800	2,611,105	2,837,693	3,128,386	-	-	-	-	-	-	-
· Seven years after notification	1,290,615	2,240,171	2,599,521	2,850,912	-	-	-	-	-	-	-	-
· Eight years after notification	1,307,505	2,228,954	2,608,176	-	-	-	-	-	-	-	-	-
· Nine years after notification	1,299,124	2,234,024	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	1,296,266	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2018)	1,296,266	2,234,024	2,608,176	2,850,912	3,128,386	3,049,171	3,669,868	4,260,118	3,923,389	3,740,543	3,448,593	34,209,446
Payments of claims	(1,180,848)	(2,216,199)	(2,580,422)	(2,812,101)	(3,076,245)	(2,992,353)	(3,593,585)	(4,155,367)	(3,806,909)	(3,599,748)	(2,718,950)	(32,732,727)
Outstanding Claims	115,418	17,825	27,754	38,811	52,141	56,818	76,283	104,751	116,480	140,795	729,643	1,476,719

Insurance, Vehicle/RCF and Elementary Lines - Claims, net reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	994,132	1,954,928	2,439,011	2,653,641	3,022,457	3,021,084	3,761,029	4,074,519	3,960,519	3,710,845	3,410,760	-
· One year after notification	986,525	1,933,104	2,404,646	2,617,957	2,908,173	2,849,909	3,527,585	3,954,939	3,796,535	3,702,199	-	-
· Two years after notification	979,044	1,931,327	2,406,805	2,609,034	2,915,173	2,832,016	3,539,989	3,900,981	3,803,980	-	-	-
· Three years after notification	990,037	1,936,905	2,426,310	2,629,288	2,927,529	2,874,862	3,526,769	3,921,156	-	-	-	-
· Four years after notification	996,755	1,960,500	2,445,507	2,639,629	2,957,403	2,868,888	3,539,721	-	-	-	-	-
· Five years after notification	1,004,225	1,966,313	2,460,692	2,670,472	2,963,901	2,884,539	-	-	-	-	-	-
· Six years after notification	1,017,179	1,980,991	2,472,476	2,673,132	2,978,029	-	-	-	-	-	-	-
· Seven years after notification	1,025,547	1,994,592	2,471,407	2,686,379	-	-	-	-	-	-	-	-
· Eight years after notification	1,035,528	1,990,902	2,479,351	-	-	-	-	-	-	-	-	-
· Nine years after notification	1,038,489	1,994,494	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	1,090,755	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2018)	1,090,755	1,994,494	2,479,351	2,686,379	2,978,029	2,884,539	3,539,721	3,921,156	3,803,980	3,702,199	3,410,760	32,491,363
Payments of claims	(1,037,194)	(1,978,504)	(2,454,468)	(2,647,785)	(2,926,963)	(2,828,093)	(3,465,828)	(3,820,923)	(3,691,990)	(3,562,902)	(2,698,387)	(31,113,037)
Liquid outstanding claims for reinsurance	53,561	15,990	24,883	38,594	51,066	56,446	73,893	100,233	111,990	139,297	712,373	1,378,326

Life - Insurance claims, net reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	852,110	901,321	1,007,851	1,191,045	1,235,104	1,305,822	1,330,460	1,415,524	1,493,336	1,537,474	1,438,028	-
· One year after notification	861,992	926,499	1,015,094	1,188,264	1,226,271	1,298,610	1,373,160	1,425,789	1,491,439	1,487,961	-	-
· Two years after notification	878,363	943,781	1,021,283	1,188,774	1,236,289	1,326,512	1,368,575	1,403,515	1,468,731	-	-	-
· Three years after notification	874,269	937,472	1,011,228	1,197,624	1,236,075	1,309,876	1,277,276	1,323,435	-	-	-	-
· Four years after notification	872,339	944,170	1,022,136	1,195,079	1,234,363	1,296,147	1,242,937	-	-	-	-	-
· Five years after notification	870,461	954,487	1,019,647	1,201,083	1,233,898	1,304,644	-	-	-	-	-	-
· Six years after notification	871,248	951,993	1,017,766	1,200,703	1,239,976	-	-	-	-	-	-	-
· Seven years after notification	872,001	944,581	1,009,936	1,209,690	-	-	-	-	-	-	-	-
· Eight years after notification	875,280	944,664	1,017,016	-	-	-	-	-	-	-	-	-
· Nine years after notification	870,736	950,290	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	940,357	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2018)	940,357	950,290	1,017,016	1,209,690	1,239,976	1,304,644	1,242,937	1,323,435	1,468,731	1,487,961	1,438,028	13,623,065
Payments of claims	(874,391)	(933,233)	(983,539)	(1,159,655)	(1,194,341)	(1,237,017)	(1,124,959)	(1,143,581)	(1,296,273)	(1,285,409)	(1,047,827)	(12,280,225)
Liquid outstanding claims for reinsurance	65,966	17,057	33,477	50,035	45,635	67,627	117,978	179,854	172,458	202,552	390,201	1,342,840

(1) The “DPVAT” insurances were not considered in the claims development in the amount of R$71,212 thousand, "Retrocession" R$19,089 thousand, "Health and Dental" R$2,927,151 thousand, estimate of salvages and redresses in the amount of R$(155,016) thousand and incurred but not enough reported (IBNER) claims in the amount of R$136,529 thousand.